Inventories - Schedule of Inventories, Current (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 4,523	$ 950	$ 543
Work in progress	2,987	1,760	1,931
Total inventories	$ 7,510	$ 2,710	$ 2,474